Income Taxes (Components of Income Tax Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	$ 160,274,000	$ 176,265,000
Current income tax expense	34,026,000	29,535,000
Deferred income tax expense (recovery)	(350,000)	28,908,000
Total Income Tax Expense	33,676,000	58,443,000
Canada
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	50,952,000	69,717,000
Current income tax expense	28,570,000	26,045,000
Deferred income tax expense (recovery)	(9,806,000)	867,000
UNITED STATES
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	42,619,000	73,053,000
Current income tax expense	5,290,000	3,428,000
Deferred income tax expense (recovery)	9,456,000	28,041,000
Other Country
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	66,703,000	33,495,000
Current income tax expense	166,000	62,000
Deferred income tax expense (recovery)	$ 0	$ 0